Right-of-use assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right of Use Assets Rollforward
Balance at the beginning	$ 841,636
Balance at the end	980,411	$ 841,636
Lease liabilities
Lease Liabilities Rollforward
Balance at the beginning	1,382,636	1,212,346
Additions	413,915	625,438
Amortization of the period		0
Remeasurements	86,739	109,926
Impairment loss		0
Disposals	(26,828)	(64,232)
Finance cost	132,601	105,710
Repayment of borrowings (capital)	(452,111)	(458,404)
Payment of interests	(110,390)	(75,236)
Transfers	10,946	(13,842)
Exchange difference and foreign currency translation	68,964	(59,070)
Balance at the end	1,506,472	1,382,636
Pipelines
Right of Use Assets Rollforward
Balance at the beginning	11,925	96,234
Additions	29,882	31,998
Amortization of the period	(20,518)	(25,234)
Remeasurements (1)	811	(7,031)
Impairment Loss (Note 18)		0
Disposals	(10,240)	(11,958)
Transfers		0
Exchange difference and foreign currency translation	2,528	(8,088)
Balance at the end	14,388	11,925
Lands and buildings
Right of Use Assets Rollforward
Balance at the beginning	244,789	244,058
Additions	52,022	117,708
Amortization of the period	(51,388)	(58,019)
Remeasurements (1)	2,734	3,578
Impairment Loss (Note 18)	(6,450)	(2,672)
Disposals	(1,742)	(10,899)
Transfers	(389)	0
Exchange difference and foreign currency translation	(11,931)	(48,965)
Balance at the end	227,645	244,789
Plant and equipment
Right of Use Assets Rollforward
Balance at the beginning	435,984	119,534
Additions	96,645	402,914
Amortization of the period	(140,588)	(84,161)
Remeasurements (1)	89,064	26,259
Impairment Loss (Note 18)	(20,462)	(6,632)
Disposals	(3,467)	(10,369)
Effect of loss of control in subsidiaries	(2,881)
Transfers	527	0
Exchange difference and foreign currency translation	4,708	(11,561)
Balance at the end	459,530	435,984
Vehicles
Right of Use Assets Rollforward
Balance at the beginning	148,938	167,987
Additions	235,366	136,814
Amortization of the period	(106,641)	(130,407)
Remeasurements (1)	(5,870)	13,059
Impairment Loss (Note 18)	(41)	(16,759)
Disposals	(591)	(2,861)
Transfers	(252)	(20)
Exchange difference and foreign currency translation	7,939	(18,875)
Balance at the end	278,848	148,938
Right-of-use assets
Right of Use Assets Rollforward
Balance at the beginning	841,636	627,813
Additions	413,915	625,438
Amortization of the period	(319,135)	(297,821)
Remeasurements (1)	86,739	35,865
Impairment Loss (Note 18)	(26,953)	(26,063)
Disposals	(16,040)	(36,087)
Effect of loss of control in subsidiaries	(2,881)
Transfers	(114)	(20)
Exchange difference and foreign currency translation	3,244	(87,489)
Balance at the end	$ 980,411	$ 841,636